UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: 32,537



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      236    15944 SH       SOLE                    15944
AGL RESOURCES INC              COM              001204106      835    23672 SH       SOLE                    23672
AMERICAN ELECTRIC POWER        COM              025537101     1765    56945 SH       SOLE                    56945
CENTERPOINT ENERGY INC         COM              15189T107     2229   179355 SH       SOLE                   179355
CLECO CORPORATION              COM              12561W105      727    28991 SH       SOLE                    28991
CMS ENERGY CORP                COM              125896100      871    65001 SH       SOLE                    65001
CONSTELLATION ENERGY GROUP     COM              210371100      719    22209 SH       SOLE                    22209
COVANTA HOLDING CORP           COM              22282E102      334    19637 SH       SOLE                    19637
DOMINION RESOURCES INC         COM              25746U109      624    18076 SH       SOLE                    18076
EL PASO CORP                   COM              28336L109      923    89393 SH       SOLE                    89393
ENBRIDGE INC                   COM              29250N105     1209    31145 SH       SOLE                    31145
FPL GROUP INC                  COM              302571104      940    17011 SH       SOLE                    17011
ITC HOLDINGS CORP              COM              465685105      998    21963 SH       SOLE                    21963
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     1064    42496 SH       SOLE                    42496
KINDER MORGAN MANAGEMENT LLC   COM              49455U100      402     8500 SH       SOLE                     8500
MASTEC INC                     COM              576323109      223    18358 SH       SOLE                    18358
NORTHWESTERN CORP              COM              668074305      707    28927 SH       SOLE                    28927
NRG ENERGY INC                 COM              629377508      512    18173 SH       SOLE                    18173
NSTAR                          COM              67019E107     1006    31620 SH       SOLE                    31620
NV ENERGY INC                  COM              67073Y106     1707   147314 SH       SOLE                   147314
PG&E CORP                      COM              69331C108      238     5868 SH       SOLE                     5868
PORTLAND GENERAL ELECTRIC CO   COM              736508847      894    45347 SH       SOLE                    45347
PPL CORP                       COM              69351T106     1048    34541 SH       SOLE                    34541
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106     1176    37401 SH       SOLE                    37401
QUANTA SERVICES INC            COM              74762E102      238    10763 SH       SOLE                    10763
SCANA CORP                     COM              80589M102      820    23509 SH       SOLE                    23509
SEMPRA ENERGY                  COM              816851109     2412    48428 SH       SOLE                    48428
SOUTH JERSEY INDUSTRIES        COM              838518108     2276    64483 SH       SOLE                    64483
SOUTHERN UNION CO              COM              844030106      918    44166 SH       SOLE                    44166
SUNPOWER CORP-CLASS B          COM              867652307      505    20000 SH       SOLE                    20000
TECO ENERGY INC                COM              872375100     1790   127151 SH       SOLE                   127151
UGI CORP                       COM              902681105      638    25475 SH       SOLE                    25475
VECTREN CORPORATION            COM              92240G101      333    14438 SH       SOLE                    14438
WGL HOLDINGS INC               COM              92924F106      284     8562 SH       SOLE                     8562
WILLIAMS COS INC               COM              969457100      788    44081 SH       SOLE                    44081

